UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2017 through April 30, 2017

Commission File Number of issuing entity: 000-20787-07

Central Index Key Number of issuing entity: 0001003509

AMERICAN EXPRESS CREDIT ACCOUNT

MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	Commission File Number of depositor:
333-113579-02	333-113579-01

Central Index Key Number of depositor:	Central Index Key Number of depositor:
0001283434	0001283435

American Express Receivables Financing Corporation III LLC	American Express Receivables Financing Corporation IV LLC
(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)

20-0942395	20-0942445
(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)

Central Index Key Number of sponsor:	Central Index Key Number of sponsor:
0000949348	0001647722

American Express Centurion Bank	American Express Bank, FSB
(Exact name of sponsor as specified in its charter)	(Exact name of sponsor as specified in its charter)

Jay Banerjee

(212) 640-0892

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

New York	Not Applicable
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification Number of the issuing entity)

c/o The Bank of New York Mellon
101 Barclay Street, New York	10286
(Address of the principal executive offices of the issuing entity)	(Zip Code)

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of
Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Previously reported information omitted from this report:

Date of the Previously Reported Information	Commission File Number	Central Index Key Number	Date of Filing	Date of the Previously Reported Information
Form 424H	333-205964	0001003509	April 12, 2017	April 12, 2017
Form FWP	333-205964	0001003509	April 12, 2017	April 12, 2017
Form 8-K	000-20787-07	0001003509	April 19, 2017	April 19, 2017
Form 424B5	333-205964	0001003509	April 19, 2017	April 19, 2017
Form 8-K	000-20787-07	0001003509	April 19, 2017	April 18, 2017
Form 8-K	000-20787-07	0001003509	April 25, 2017	April 25, 2017

PART I - DISTRIUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in Item H of the distribution report attached hereto as Exhibit 99. As of the last day of the reporting period, approximately 72.82% of the Transferors’ Interest is allocated to RFC III, and approximately 27.18% of the Transferors’ Interest is allocated to RFC IV.

Item 9.	Other Information.

In connection with the issuance by the American Express Credit Account Master Trust (the “Trust”) of its Class A 1.93% Asset Backed Certificates, Series 2017-1 and Class B 2.10% Asset Backed Certificates, Series 2017-1 (together, the “Series 2017-1 Certificates”), the Trust previously prepared and filed, (i) pursuant to and in accordance with Rule 424(h) under the Securities Act of 1933, as amended (the “Act”), the preliminary prospectus relating to the Series 2017-1 Certificates, dated February 8, 2017 (the “Series 2017-1 Preliminary Prospectus”), and (ii) pursuant to and in accordance with Rule 424(b) under the Act, the prospectus relating to the Series 2017-1 Certificates, dated February 14, 2017 (the “Series 2017-1 Prospectus”). On page 25 of both the Series 2017-1 Preliminary Prospectus and the Series 2017-1 Prospectus, the Trust disclosed that, as of December 31, 2016, Delta Air Lines co-branded receivables represented approximately 20% of the co-branded receivables in the Trust Portfolio (as such term is used in the Series 2017-1 Preliminary Prospectus and the Series 2017-1 Prospectus). In fact, as of December 31, 2016, Delta Air Lines co-branded receivables represented approximately 20% of the receivables in the Trust Portfolio.

In connection with the issuance by the Trust of its Class A Floating Rate Asset Backed Certificates, Series 2017-2 and Class B Floating Rate Asset Backed Certificates, Series 2017-2 (together, the “Series 2017-2 Certificates”), the Trust previously prepared and filed, (i) pursuant to and in accordance with Rule 424(h) under the Act, the preliminary prospectus relating to the Series 2017-2 Certificates, dated February 8, 2017 (the “Series 2017-2 Preliminary Prospectus”), and (ii) pursuant to and in accordance with Rule 424(b) under the Act, the prospectus relating to the Series 2017-2 Certificates, dated February 14, 2017 (the “Series 2017-2 Prospectus”). On page 26 of both the Series 2017-2 Preliminary Prospectus and the Series 2017-2 Prospectus, the Trust disclosed that, as of December 31, 2016, Delta Air Lines co-branded receivables represented approximately 20% of the co-branded receivables in the Trust Portfolio (as such term is used in the Series 2017-2 Preliminary Prospectus and the Series 2017-2 Prospectus). In fact, as of December 31, 2016, Delta Air Lines co-branded receivables represented approximately 20% of the receivables in the Trust Portfolio.

In connection with the issuance by the Trust of its Class A 1.77% Asset Backed Certificates, Series 2017-3 and Class B 1.92% Asset Backed Certificates, Series 2017-3 (together, the “Series 2017-3 Certificates”), the Trust previously prepared and filed, (i) pursuant to and in accordance with Rule 424(h) under the Act, the preliminary prospectus relating to the Series 2017-3 Certificates, dated April 12, 2017 (the “Series 2017-3 Preliminary Prospectus”), and (ii) pursuant to and in accordance with Rule 424(b) under the Act, the prospectus relating to the Series 2017-3 Certificates, dated April 19, 2017 (the “Series 2017-3 Prospectus”). On page 26 of both the Series 2017-3 Preliminary Prospectus and the Series 2017-3 Prospectus, the Trust disclosed that, as of February 28, 2017, Delta Air Lines co-branded receivables represented approximately 20% of the co-branded receivables in the Trust Portfolio (as such term is used in the Series 2017-3 Preliminary Prospectus and the Series 2017-3 Prospectus). In fact, as of February 28, 2017, Delta Air Lines co-branded receivables represented approximately 20% of the receivables in the Trust Portfolio.

The registrants do not believe that this corrected information has any material implications for the Series 2017-1 Certificates, the Series 2017-2 Certificates or the Series 2017-3 Certificates.

Item 10.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending April 30, 2017 and the May 15, 2017 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 15, 2017

American Express Receivables Financing
Corporation III LLC, Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President

American Express Receivables Financing Corporation IV LLC, Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President